Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed

(IN THOUSANDS)	As reported in the fourth quarter of 2018	Measurement period adjustments	Final Purchase Price Allocation
Cash and cash equivalents	$140,747	$—	$140,747
Other current assets	699,627	(25,706)	673,921
Identifiable intangible assets	2,690,000	(21,700)	2,668,300
Other assets	353,710	58,401	412,111
Equity method investments	25,791	10,439	36,230
Current liabilities	(311,325)	(7,190)	(318,515)
Debt assumed	(77,037)	—	(77,037)
Other liabilities	(632,488)	(39,730)	(672,218)
Redeemable noncontrolling interest	(97,510)	(5,392)	(102,902)
Noncontrolling interest	(3,700)	—	(3,700)
Excess attributable to Goodwill	4,243,079	30,878	4,273,957
Total Purchase Consideration	$7,030,894		$7,030,894

Schedule of intangible assets acquired

(IN THOUSANDS)	Estimated Amounts	Weighted-Average Useful Life
Product formula	$290,000	10 years
Customer relationships	2,230,000	18 to 20 years
Trade names	140,000	23 years
Favorable/Unfavorable Leases, net	8,300	5 to 15 years
Total	$2,668,300

Unaudited pro forma information
The unaudited pro forma results for the years ended December 31, 2018 and December 31, 2017 is as follows:

	Year Ended December 31,
(IN THOUSANDS)	2018	2017
Unaudited pro forma net sales	$5,135,906	$4,761,115
Unaudited pro forma net income attributable to the Company	474,498	240,784